UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 1,661	$ 678
Accounts receivable, net		27,270	7,692
Prepaid expenses and other current assets, net		4,218	3,521
Inventory		123	319
Total current assets		33,272	12,210
Property, plant and equipment		551	578
Right-of-use asset		18	37
Loan to a related party, net		6,164	5,972
Other receivable – non-current, net		545	891
Total non-current assets		7,278	7,478
TOTAL ASSETS		40,550	19,688
Current liabilities:
Bank loans – current		3,804	219
Operating lease liability – current		18	37
Finance lease – current		30	29
Accounts payable		26,309	9,134
Accruals and other current liabilities		2,401	2,236
Income taxes payable		16	35
Total current liabilities		32,578	11,690
Bank loans – non-current		50	103
Finance lease – non-current		65	72
Amount due to a related party		1,096	1,096
Total non-current liabilities		1,211	1,271
TOTAL LIABILITIES		33,789	12,961
Commitments and contingencies
Shareholders’ equity
Additional paid-in capital		3,151	3,151
Merger reserve		1,113	1,113
Retained earnings		2,493	2,452
Accumulated other comprehensive income		4	11
Total shareholders’ equity		6,761	6,727
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		40,550	19,688
Common Class A [Member]
Shareholders’ equity
Common stock, value	[1]
Common Class B [Member]
Shareholders’ equity
Common stock, value	[1]

[1]	Denotes amount less than US$1,000